Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

	December 31, 2017	December 31, 2016

Cash at bank and on hand	$95,822	$124,484
Money market funds and other cash equivalents (a)	1,348,961	1,293,270
	$1,444,783	$1,417,754

(a)	At December 31, 2017, short-term liquid investments of $741.7 million (December 31, 2016 - $741.7 million) have been placed with Rio Tinto (refer to Note 23).